Leases (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of leases [Abstract]
Schedule of Lease Assets

	Product transportation and storage	Field equipment and power	Offshore vessels and equipment	Office leases and other	Total
At December 31, 2022	$912	$377	$97	$61	$1,447
Additions	27	218	49	23	317
Depreciation	(98)	(111)	(45)	(19)	(273)
Foreign exchange adjustments and other	(1)	(2)	(30)	—	(33)
At December 31, 2023	840	482	71	65	1,458
Additions	5	118	40	68	231
Depreciation	(96)	(135)	(51)	(20)	(302)
Foreign exchange adjustments and other	3	3	4	(3)	7
At December 31, 2024	$752	$468	$64	$110	$1,394
LEASE ASSETS, BY SEGMENT
As at December 31, 2024 and 2023, the Company had the following lease assets by segment:

	2024	2023
Exploration and Production
North America	$257	$280
North Sea	25	18
Offshore Africa	93	119
Oil Sands Mining and Upgrading	932	1,001
Head Office	87	40
	$1,394	$1,458

Schedule of Lease Liabilities	Lease liabilities at December 31, 2024 and 2023, were as follows:

	2024	2023
Lease liabilities	$1,464	$1,555
Less: current portion	255	298
	$1,209	$1,257

Schedule of Leases Impact on Net Earnings and Cash Flow
Other amounts included in net earnings and cash flows during 2024 and 2023 are provided below:

	2024	2023
Expenses relating to short-term leases (1)	$337	$403
Interest expense on lease liabilities	$69	$64
Variable lease payments not included in the measurement of lease liabilities	$59	$59
Total cash outflows for leases (2)	$1,333	$1,325
(1)During 2024, the Company capitalized $543 million (2023 – $514 million) of short-term leases as additions to property, plant and equipment.
(2)Comprised of cash outflows relating to lease liabilities, short-term leases, and variable lease payments.